Corporate information	12 Months Ended
Mar. 31, 2022
Disclosure Of General Information About The Financial Statements [Abstract]
Corporate information	Corporate information
Global Blue Group Holding AG (‘the Company’) and its subsidiaries (together ‘the Group’ or ‘Global Blue’) provide technology-enabled transaction processing services for merchants, banks, acquirers, governments and travelers. The Group has operating subsidiaries around the world.
On August 28, 2020 Global Blue became a publicly traded company on the New York Stock Exchange through a merger with Far Point Acquisition Corporation (NYSE: FPAC), a special purpose acquisition company co-sponsored by the institutional asset manager Third Point LLC and former NYSE President Thomas W. Farley. The company trades as Global Blue under ticker symbol “NYSE: GB”.
The Company is a partnership limited by shares incorporated on December 10, 2019. The registered office is established in 38, Zürichstrasse, CH-8306 Brüttisellen, Switzerland under the number CHE-442.546.212. SL Globetrotter GP, LTD is the immediate parent, and Silver Lake Partners, L.P. is the ultimate parent and controlling party, of the Group.
These annual consolidated financial statements for the year ended March 31, 2022 were authorized for issue by the Directors of the Company on June 28, 2022.
The consolidated financial statements of Global Blue Group Holding AG have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB), and are presented in thousands of Euros (EURk).
The principal activities of the Group are described in Note 2.